Other Income (Expense), Net - Summary ofOther Income (Expense), Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Other expense income [Abstract]
Unrealized gain (loss) on derivative liabilities - warrants	$ 16,669	$ (8,659)
Gain on derivative instruments	23,909	2,938
Loss on provision - loan receivable	(753)	(902)
Unrealized loss on investments held at fair value	(7,135)	(162)
Loss on debt extinguishment	(17,987)	(977)
Loss on disposal of assets	(886)	(134)
Loss on foreign currency	(1,228)	(1,415)
Other income (loss), net	442	1,016
Total Other income (expense), net	$ 13,031	$ (8,295)